DELAWARE GROUP TAX-FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Intermediate Fund

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund

Supplement to the Funds' Prospectus dated October 31, 2003

The following replaces the information in the section of the Prospectus titled "Profile: Delaware Tax-Free USA Fund - What are the Fund's fees and expenses?" on page 4:

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees[4]	0.22%	1.00%	1.00%
Other expenses[5]	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.93%	1.71%	1.71%
Fee waivers and payments[6]	(0.09%)	(0.09%)	(0.09%)
Net expenses	0.84%	1.62%	1.62%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.7 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS[8]	A	B	B (if redeemed)	C	C (if redeemed)
1 year	$532	$165	$565	$165	$265
3 years	$725	$530	$755	$530	$530
5 years	$933	$920	$1,070	$920	$920
10 years	$1,534	$1,805	$1,805	$2,012	$2,012

1A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for the Delaware Tax-Free USA Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%. Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A 12b-1 fee through October 31, 2005 to no more than 0.25% of average daily net assets.
5Other expenses have been restated to reflect an expected decrease in other expenses in the current fiscal year due to a reduction in transfer agency costs associated with servicing retirement accounts.
6The investment manager has contracted to waive fees and pay expenses through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.62% of average daily net assets.
7The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
8Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled "Profile: Delaware Tax-Free Insured Fund - What are the Fund's fees and expenses?" on page 7:

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	None
Redemption fees	none	none	None

Annual fund operating expenses are deducted from the Fund's assets.

Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees[4]	0.22%	1.00%	1.00%
Other expenses	0.17%	0.17%	0.17%
Total annual fund operating expenses[5]	0.89%	1.67%	1.67%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS[7]	A	B	B (if redeemed)	C	C (if redeemed)
1 year	$537	$170	$570	$170	$270
3 years	$721	$526	$751	$526	$526
5 years	$921	$907	$1,057	$907	$907
10 years	$1,497	$1,768	$1,768	$1,976	$1,976

1A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4The Board of Trustees adopted a formula for calculating 12b-1 plan expenses for the Delaware Tax-Free USA Insured Fund's Class A shares that went into effect on June 1, 1992. Under this formula, 12b-1 plan expenses will not be more than 0.30% or less than 0.10%. Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A 12b-1 fee through October 31, 2005 to no more than 0.25% of average daily net assets.
5The investment manager has contracted to waive fees and pay expenses through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.67% of average daily net assets.
6The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here.
7Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled "Profile: Delaware Tax-Free USA Intermediate Fund - What are the Fund's fees and expenses?" on page 10:

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	2.00%[2]	1.00%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees[4]	0.30%	1.00%	1.00%
Other expenses	0.29%	0.29%	0.29%
Total annual fund operating expenses	1.09%	1.79%	1.79%
Fee waivers and payments[5]	(0.34%)	(0.19%)	(0.19%)
Net expenses	0.75%	1.60%	1.60%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.6 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS[7]	A	B	B (if redeemed)	C	C (if redeemed)
1 year	$349	$163	$363	$163	$263
3 years	$579	$545	$645	$545	$545
5 years	$827	$952	$952	$952	$952
10 years	$1,537	$1,657	$1,657	$2,090	$2,090

1A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within one year of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.
3Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets. The Fund's distributor has contracted to limit the Class A shares 12b-1 fee through October 31, 2005 to no more than 0.15% of average daily net assets.
5The investment manager has contracted to waive fees and pay expenses through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.60% of average daily net assets.
6The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for years two through 10.
7Class B shares automatically convert to Class A shares at the end of the fifth year. Information for years six through ten reflects expenses of the Class A shares.

The following replaces the information in the section of the Prospectus titled "Profile: Delaware National High-Yield Municipal Bond Fund - What are the Fund's fees and expenses?" on page 13:

What are the Fund's fees and expenses?

Sales charges are fees paid directly from your investments when you buy or sell shares of the Fund.

CLASS	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none[1]	4.00%[2]	1.00%[3]
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption fees	none	none	none

Annual fund operating expenses are deducted from the Fund's assets.

Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.22%	0.22%	0.22%
Total annual fund operating expenses	1.02%	1.77%	1.77%
Fee waivers and payments[4]	(0.12%)	(0.12%)	(0.12%)
Net expenses	0.90%	1.65%	1.65%

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds with similar investment objectives. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 with an annual 5% return over the time shown.5 This is an example only, and does not represent future expenses, which may be greater or less than those shown here.

CLASS[6]	A	B	B (if redeemed)	C	C (if redeemed)
1 year	$538	$168	$568	$168	$268
3 years	$749	$546	$771	$546	$546
5 years	$977	$948	$1,098	$948	$948
10 years	$1,631	$1,876	$1,876	$2,074	$,2074

1A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
2If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
3Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.
4The investment manager has contracted to waive fees and pay expenses through October 31, 2005 in order to prevent total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets.
5The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here.
6Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

This Supplement is dated November 1, 2004.